Total Equity - Other Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
As presented in other net changes in capitalization in the consolidated statement of changes in equity	$ 1,779.8	$ (3.6)
Common shareholders' equity
Other	91.8	22.2
As presented in other net changes in capitalization in the consolidated statement of changes in equity	552.9	(113.9)
Non-controlling interests
Other	(95.3)	22.3
As presented in other net changes in capitalization in the consolidated statement of changes in equity	1,226.9	110.3
Non-controlling interests | Fairfax consolidated internal investment funds
Third party's net investment	26.2	93.7
Odyssey Group Holdings, Inc. (Odyssey Group) | Common shareholders' equity
Sale (acquisition) of non-controlling interests	429.1
Odyssey Group Holdings, Inc. (Odyssey Group) | Non-controlling interests
Sale (acquisition) of non-controlling interests	550.0
Brit Limited (Brit) | Common shareholders' equity
Sale (acquisition) of non-controlling interests	115.4	(47.8)
Brit Limited (Brit) | Non-controlling interests
Sale (acquisition) of non-controlling interests	296.7	(189.6)
Farmers Edge and Boat Rocker | Common shareholders' equity
Initial public offerings and related capital transactions	(3.1)
Farmers Edge and Boat Rocker | Non-controlling interests
Initial public offerings and related capital transactions	242.6
Fairfax India Holdings Corporation (Fairfax India) | Common shareholders' equity
Fairfax India's sale of an equity interest in Anchorage	21.8
Share repurchases	(12.5)	0.3
Fairfax India Holdings Corporation (Fairfax India) | Non-controlling interests
Fairfax India's sale of an equity interest in Anchorage	107.4
Share repurchases	(114.3)	(29.1)
Allied World Assurance Company Holdings, Ltd (Allied World) | Common shareholders' equity
Dividends paid to non-controlling interests	89.6	88.6
Allied World Assurance Company Holdings, Ltd (Allied World) | Non-controlling interests
Dividends paid to non-controlling interests	(89.6)	(88.6)
Brit Limited (Brit) | Ki Insurance | Non-controlling interests
Third party's net investment	$ 124.0	$ 124.4